INCOME TAXES (Details 4) (USD $)	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Predecessor
Uncertainty in income taxes
Unrecognized tax benefits, excluding interest	$ 7,235,000	$ 6,053,000	$ 16,090,000	$ 16,090,000	$ 103,975,000	$ 6,100,000
Accrued interest related to unrecognized tax benefits	1,100,000					700,000
Unrecognized tax benefits, excluding accrued interest, recognized				72,900,000	(6,200,000)
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits, opening balance		7,235,000	16,090,000	103,975,000	112,915,000	6,100,000
Gross increases - tax positions in prior period				3,671,000	41,000
Gross increases - tax positions in current period		1,907,000		69,216,000	6,969,000
Gross decreases -tax positions in prior period					(15,950,000)
Lapse of statute of limitations	(8,855,000)	(944,000)		(35,117,000)
Gross decreases - other		(2,145,000)		(125,291,000)
Gross decreases - tax positions in current period				(364,000)
Unrecognized tax benefits, ending balance	$ 7,235,000	$ 6,053,000	$ 16,090,000	$ 16,090,000	$ 103,975,000	$ 6,100,000